Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Nature of Operations and Basis of Presentation

Metro Bancorp, Inc. (Metro or the Company) is a Pennsylvania business corporation, which is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company was incorporated on April 23, 1999 and became an active bank holding company on July 1, 1999 through the acquisition of 100% of the outstanding shares of Commerce Bank/Harrisburg, N.A. The Company is a one-bank holding company head-quartered in Harrisburg, Pennsylvania and provides full banking services through its subsidiary Metro Bank (the Bank). The Company is subject to regulation of the Federal Reserve Bank (FRB). Metro Bank is the Company's operating entity and is headquartered in Harrisburg, Pennsylvania. The Bank became a state-chartered bank on November 7, 2008, following approval by the Pennsylvania Department of Banking of the Bank's application to convert from a national bank charter to a state bank charter. As a Pennsylvania state-chartered bank, Metro Bank is supervised jointly by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation (FDIC). The Bank is a financial services retailer with 33 stores in the counties of Berks, Cumberland, Dauphin, Lancaster, Lebanon and York, Pennsylvania.

Pursuant to a Transition Agreement with TD Bank, N.A. (TD) and Commerce Bancorp LLC (formerly Commerce Bancorp, Inc.), which terminated the Network Agreement and Master Services Agreement with Commerce Bank N.A. (now known as TD Bank, N.A.), the Company had a non-exclusive royalty-free license to continue using the name “Commerce Bank” and, subject to certain limitations, the red “C” logo, within its primary service area.  Effective June 15, 2009, the Company amended its articles of incorporation to change its name from Pennsylvania Commerce Bancorp, Inc. to Metro Bancorp, Inc. and on July 21, 2009 the Bank changed its name from Commerce Bank/Harrisburg to Metro Bank. The Company entered into a master agreement with Fiserv Solutions, Inc. (Fiserv), to provide many of the administrative and data processing services that were provided by TD. The conversion to Fiserv's system was completed in 2009.

The consolidated financial statements presented include the accounts of Metro Bancorp, Inc. and its wholly-owned subsidiary Metro Bank. All material intercompany transactions have been eliminated. Events occurring subsequent to the date of the balance sheet have been evaluated for potential recognition or disclosure in the consolidated financial statements.

Estimates

The financial statements are prepared in conformity with generally accepted accounting principles (GAAP).  GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and require disclosure of contingent assets and liabilities. In the opinion of management, all adjustments considered necessary for fair presentation have been included and are of a normal, recurring nature. Actual results could differ from these estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses (ALL), impaired loans, the valuation of foreclosed assets, the valuation of securities available for sale, the valuation of deferred tax assets, the determination of other-than-temporary impairment on the Company's investment securities portfolio and fair value measurements.

Significant Group Concentrations of Credit Risk

Most of the Company's activities are with customers located within the South Central Pennsylvania Region. Note 3 discusses the types of securities that the Company invests in. Notes 4 and 6 discuss the types of lending that the Company engages in as well as loan concentrations. The Company does not have any significant concentrations to any one customer, or group of customers with similar economic characteristics.

Securities

Securities classified as held to maturity are those debt securities that the Company has both the intent and ability to hold to maturity regardless of changes in market conditions, liquidity needs, or general economic conditions. These securities are carried at cost adjusted for amortization of premium and accretion of discount, computed by the interest method over the estimated average life of the securities.

Securities classified as available for sale are those debt securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors. Securities available for sale are carried at fair value. Unrealized gains or losses are reported in other comprehensive income, net of the related deferred tax effect. Realized gains or losses, determined on the basis of the cost of the specific securities sold, are included in earnings. Premiums and discounts are recognized in interest income using the interest method over the estimated average life of the securities. Management determines the appropriate classification of debt securities at the time of purchase.

Other-Than-Temporary Impairment (OTTI)

Prior to April 1, 2009, unrealized losses that were determined to be temporary were recorded, net of tax, in other comprehensive income for available-for-sale (AFS) securities, whereas unrealized losses related to held to maturity (HTM) securities determined to be temporary were not recognized. Declines in the fair value of HTM and AFS securities below their cost that were deemed to be other-than-temporary were reflected in earnings as realized losses. In estimating OTTI losses, management considered (1) adverse changes in the general market condition of the industry in which the investment is related, (2) the financial condition and near-term prospects of the issuer, (3) the seniority of the tranche owned by the Company in relation to the entire bond issue, (4) current prepayment behavior, (5) current credit agency ratings, (6) the credit support available in the bond structure to absorb losses and (7) each of the following with respect to the underlying collateral: (a) delinquency percentages and trends, (b) weighted-average loan-to-value ratios, (c) weighted-average Financing Corporation (FICO) scores and (d) the level of foreclosure and other real estate owned (OREO) activity. Also considered was the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

During the second quarter of 2009 the Company adopted fair value measurement guidance that clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess whether we have the intent to sell the security or it is more likely than not that we will be required to sell the security prior to its anticipated recovery. Previously, this assessment required management to assert we had both the intent and the ability to hold a security for a period of time sufficient to allow for an anticipated recovery in fair value to avoid recognizing an OTTI. This change does not affect the need to forecast recovery of the value of the security through either cash flows or market price.

In instances when a determination is made that an OTTI exists but we do not intend to sell the debt security and it is not likely that we will be required to sell the debt security prior to its anticipated recovery, the OTTI is separated into (a) the amount of the total OTTI related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount related to all other factors. The amount of the OTTI related to the credit loss is recognized in earnings and the amount of the OTTI related to all other factors is recognized in other comprehensive income.

Loans Held for Sale

Loans held for sale are comprised of student loans and selected residential mortgage loans the Company originates with the intention of selling in the future. Prior to September 30, 2011, loans held for sale also included Small Business Administration (SBA) loans the Company originated with the intention of selling. Occasionally, loans held for sale also include selected business and industry loans that the Company decides to sell. Held for sale loans are carried at the lower of cost or estimated fair value, calculated in the aggregate. At the present time, the majority of the Company's residential loans are originated with the intent to sell to the secondary market unless a loan is nonconforming to the secondary market standards or if we agree not to sell the loan due to a customer's request. The residential mortgage loans that are designated as held for sale are sold to other financial institutions in correspondent relationships. The sale of these loans takes place typically within 30 days of funding. The Bank does not retain the servicing on its residential mortgage loans or its student loans.

In previous years, as well as for the first half of 2011, the Company was originating SBA loans with the intent to sell the guaranteed portion of the loans. The Company received proceeds of $12.1 million on sales of SBA loans in 2011 and recognized a gain of $1.9 million on those sales. During the second quarter of 2011, as a result of a much lower level of SBA loan originations in 2011 compared to 2010, the Company's management made the decision to hold SBA loans in the Company's loan receivable portfolio unless or until the Company's management determines a sale of certain loans is appropriate. At the time such a decision would be made, the SBA loans will be moved from the loans receivable portfolio to the loans held for sale portfolio.

Total loans held for sale were $9.4 million and $18.6 million at December 31, 2011 and 2010, respectively.  At December 31, 2011, loans held for sale were comprised of $5.2 million of student loans and $4.2 million of residential mortgages as compared to $6.0 million of student loans, $5.2 million of SBA loans and $7.4 million of residential mortgages at December 31, 2010. At December 31, 2010 there was a deferred gain of $930,000 which was recognized in the first quarter of 2011 at the expiration of the 90-day warranty period.

Loans Receivable

Loans receivable that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are stated at their outstanding unpaid principal balances, net of an ALL and any deferred fees and costs. Interest income is accrued on the unpaid principal balance. Loan origination fees and costs are deferred and recognized as an adjustment of the yield (interest income) of the related loans. The Company is generally amortizing these amounts over the contractual life of the loan or to the loan's call date.

A loan is considered past due or delinquent if payment is not received on or before the due date. The accrual of interest is generally discontinued when the contractual payment of principal or interest has become 90 days past due or management has serious doubts about further collectibility of principal or interest, even though the loan may be currently performing. A loan may remain on accrual status if it is in the process of collection and is either guaranteed or well secured. When a loan is placed on nonaccrual status, unpaid interest credited to income in the current year is reversed and unpaid interest accrued in prior years is charged against the ALL. Interest received on nonaccrual loans generally is either applied against principal or reported as interest income, according to management's judgment as to the collectibility of principal.  If a loan is substandard and accruing, interest is recognized as accrued. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time and the ultimate collectibility of the total contractual principal and interest is no longer in doubt.

Allowance for Loan Losses

The ALL is established through provisions for loan losses charged against income. Loans deemed to be uncollectible are charged against the ALL and subsequent recoveries, if any, are credited to the allowance. The evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available. Loans are evaluated for impairment once the loan has been internally risk rated substandard or below.

The allowance consists of specific and general components. The specific component relates to loans that are classified as impaired. For such loans, an allowance is established when the discounted cash flows, net collateral value or observable market price of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. These qualitative factors represent a portion of the allowance established for losses inherent in the loan portfolio, which have not been identified by the quantitative processes. This determination inherently involves a higher degree of subjectivity and considers risk factors that may not have yet manifested themselves in historical loss experience. These factors include:

•	Changes in lending policies and procedures, including changes in underwriting standards;

•
Changes in levels and trends of collection, charge-off and recovery practices; changes in the volume and severity of past due loans, the volume of nonaccrual loans and the volume and severity of adversely classified or graded loans;

•	Material changes in the mix, volume or duration of the portfolio;

•	Changes in the value of underlying collateral for collateral-dependent loans;

•	Changes in the quality of our loan review system;

•	Changes in the experience, ability and depth of lending management and other relevant staff;

•	The existence and effect of any concentrations of credit and changes in the level of such concentrations; and

•
Changes in international, national, regional and local economic and business conditions and developments that affect the collectibility of the portfolio, including the condition of various market segments and the effect of other external factors such as competition and legal and regulatory requirements on the level of estimated credit losses in our existing portfolio.

Additionally, the general component factors in uncertainties that could affect management's estimates of probable losses.

The ALL is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management's periodic evaluation of the adequacy of the allowance is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. During the third quarter of 2010, as part of the quantitative analysis of the adequacy of the ALL, management adjusted its projection of probable loan losses based upon a much shorter and more recent period of actual historical losses. This was done as a result of the higher level of loan charge-offs experienced by the Company over the preceding two years as compared to the previous years. Given the continued state of the economy and its impact on borrowers and on loan collateral values, management feels this is currently a better predictor of probable additional loan losses until such time that the economy, borrower repayment ability and loan collateral values show sustained signs of improvement. The change in this estimate resulted in an additional $3.6 million of provision for loan losses in the third quarter of 2010. The impact of this additional provision for 2010 was an additional after tax loss of $2.4 million, or $0.17 per share.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, borrower's financial condition, market conditions for the borrowers type of industry and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay and the borrower's prior payment record. Impairment is measured on a loan-by-loan basis for commercial loans by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

All nonaccrual loans, including any non-homogeneous portfolio residential mortgages and home equity loans are evaluated individually to determine whether a charge-off is necessary due to a collateral deficiency.

Restricted Investments in Bank Stock

Restricted investments in bank stock consists of stock of the Federal Home Loan Bank (FHLB) of Pittsburgh and the Atlantic Central Bankers Bank (ACBB). Federal law requires a member institution of the FHLB system to hold stock of its district FHLB according to a predetermined formula.  At December 31, 2011, the Company held $16.7 million of FHLB stock and $65,000 of ACBB stock.  Of this amount, $4.1 million was required for membership, $4.5 million was required to cover the Company's borrowing level at the FHLB and the remaining $8.1 million was excess that the FHLB has not repurchased at this time due to a repurchase suspension the FHLB put in place in December of 2008. The suspension was partially lifted during the fourth quarter of 2010 and three times during 2011. Approximately $3.8 million of the stock was redeemed in 2011. The stock is carried at cost.

Management evaluates the restricted stock for impairment in accordance with Financial Accounting Standards Board (FASB) guidance on Accounting by Certain Entities (including Entities with Trade Receivables that Lend to or Finance the Activities of Others). Management determines whether this investment is impaired based on an assessment of the ultimate recoverability of the cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of the cost is influenced by criteria such as (1) the significance of the decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB and (3) the impact of legislative and regulatory changes on institutions and, accordingly, on the customer base of the FHLB. Management believes no impairment charge is necessary related to the FHLB restricted stock as of December 31, 2011.

Premises and Equipment

Premises and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the respective assets. Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. Depreciation and amortization are determined on the straight-line method for financial reporting purposes and accelerated methods for income tax purposes.

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosures are held for sale and are initially recorded at fair value less estimated costs to sell the assets at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value, less estimated costs to sell the asset. Revenue and expenses from operations, changes in the valuation allowance and gains/losses on sales of foreclosed real estate are included in foreclosed real estate expense. Foreclosed assets are included in other assets and totaled $7.1 million as of December 31, 2011 as compared to $6.8 million as of December 31, 2010.

Net expenses associated with foreclosed assets are detailed below:

	Years Ended December 31,
(in thousands)	2011	2010	2009
Operating expenses, net of rental income	$331	$571	$288
Loss on write-down on foreclosed real estate	2,060	860	272
Net (gain) loss on sales of real estate	(116)	(51)	18
Total	$2,275	$1,380	$578

Income Taxes

Deferred income taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are adjusted through the provision for income taxes for the effects of changes in tax laws and rates on the date of enactment. The Company analyzes each tax position taken in its tax returns and determines the likelihood that the position will be realized. Only tax positions that are "more likely than not" to be realized can be recognized in the Company's financial statements. For tax positions that do not meet this recognition threshold, the Company will record an unrecognized tax benefit for the difference between the position taken on the tax return and the amount recognized in the financial statements. The Company does not have any material unrecognized tax benefits or accrued interest or penalties at December 31, 2011 or 2010 or during the years then ended. No unrecognized tax benefits are expected to arise within the next twelve months. The Company's policy is to account for interest as a component of interest expense and penalties, if any, as a component of other expenses.

Transfers of Financial Assets

Transfers of financial assets, including sales of loans and loan participations, are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Per Share Data

Basic earnings (loss) per share represents income (loss) available to common stockholders divided by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share reflect additional common shares that would have been outstanding if dilutive potential common shares had been issued as well as any adjustments to income (loss) that would result from the assumed issuance. Potential common shares that may be issued by the Company relate solely to outstanding common stock options and are determined using the treasury stock method.

Off-Balance Sheet Financial Instruments

In the ordinary course of business, the Company has entered into off-balance sheet financial instruments consisting of commitments to extend credit, commercial letters of credit and standby letters of credit. Such financial instruments are recorded on the balance sheet when they become payable by the borrower to the Company.

Cash Flow Information

For purposes of the statements of cash flows, the Company considers cash and due from banks, interest-bearing deposits and federal funds sold as cash and cash equivalents. Generally, federal funds, a component of cash and cash equivalents are purchased and sold for one-day periods. Cash paid during the years ended December 31, 2011, 2010 and 2009 for interest expense on deposits, borrowings and debt was $14.9 million, $17.6 million and $23.0 million, respectively. Income taxes paid totaled $700,000, $0 and $1.4 million in 2011, 2010 and 2009, respectively.

Stock-Based Compensation

The Company recognizes compensation costs related to share-based payment transactions in the income statement based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.

The cash flows resulting from the tax benefits due to deductions in excess of the compensation cost recognized for options (excess tax benefits) are classified as financing cash flows.

Advertising Costs

The Company follows the policy of charging the costs of advertising to expense as incurred.

Recent Accounting Standards

In April 2011, the FASB issued guidance that clarified whether a loan restructuring constitutes a concession and defines whether or not a debtor is experiencing financial difficulties. The effective date for this guidance for public companies was for interim and annual periods beginning on or after June 15, 2011 and applies retrospectively to restructurings occurring on or after January 1, 2011. The adoption of this guidance has not had a material impact on our consolidated financial statements.
In May 2011, the FASB amended fair value measurement guidance to clarify its previous guidance for items such as: the application of the highest and best use concept to non-financial assets and liabilities; the application of fair value measurement to financial instruments classified in a reporting entity's stockholders' equity; and disclosure requirements regarding quantitative information about unobservable inputs used in the fair value measurements of level 3 assets. The update also creates an exception to fair value measurement guidance for entities which carry financial instruments within a portfolio or group, under which the entity is now permitted to base the price used for fair valuation upon a price that would be received to sell the net asset position or transfer a net liability position in an orderly transaction. In addition, the update allows for the application of premiums and discounts in a fair value measurement if the financial instrument is categorized in level 2 or 3 of the fair value hierarchy. Lastly, the updated standard contains new disclosure requirements regarding fair value amounts categorized as level 3 in the fair value hierarchy such as: disclosure of the valuation process used; effects of and relationships between unobservable inputs; usage of nonfinancial assets for purposes other than their highest and best use when that is the basis of the disclosed fair value; and categorization by level of items disclosed at fair value, but not measured at fair value for financial statement purposes. The effective date of this update for public entities was for interim and annual periods beginning after December 15, 2011. Early adoption was not permitted. The adoption of this guidance did not have a material impact on our consolidated financial statements.
In June 2011, the FASB updated the guidance on Comprehensive Income. The update prohibits the presentation of the components of comprehensive income in the statements of stockholders' equity. Reporting entities are allowed to present either: a statement of comprehensive income, which reports both net income and other comprehensive income; or separate statements of net income and other comprehensive income. Under previous GAAP, all three presentations were acceptable. In December of 2011, the FASB amended this guidance to defer the implementation date for the requirement to present all reclassifications between other comprehensive and net income on the face of the new statement or statements. The other provisions of this update are effective for fiscal years and interim periods beginning after December 31, 2011 for public entities. Early adoption is permitted. The adoption of this guidance did not have a material impact on our consolidated financial statements.

 Segment Reporting

The Bank acts as an independent community financial services provider and offers traditional banking and related financial services to individual consumer, business and government customers. Through its stores, the Company offers a full array of commercial and retail financial services.

Management does not separately allocate expenses, including the cost of funding loan demand, between the commercial and retail operations of the Company. As such, discrete financial information is not available and segment reporting would not be meaningful.

Reclassifications

Certain amounts in the 2010 and 2009 financial statements have been reclassified to conform to the 2011 presentation format. Such reclassifications had no impact on the Company's net operations and stockholders' equity.